As filed with the Securities and Exchange Commission on December 18, 2009
                                                                                                                          File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 346	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 346	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

         It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 17, 2010 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 346 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 17, 2010, the effectiveness of the registration statement for the iShares MSCI ACWI ex US Consumer Staples Index Fund (the “Fund”), filed in Post-Effective Amendment No. 227 on April 22, 2009 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 247 on July 2, 2009, in Post-Effective Amendment No. 264 on July 31, 2009, in Post-Effective Amendment No. 276 on August 28, 2009, in Post-Effective Amendment No. 289 on September 25, 2009,  in Post-Effective Amendment No. 311 on October 23, 2009 and in Post-Effective Amendment No. 329 on November 20, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 346 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 227.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 346 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the  18th day of December 2009.

By:
Michael Latham*
President

Date: December 18, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 346 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: December 18, 2009

John E. Martinez*
Trustee

Date: December 18, 2009

George G. C. Parker*
Trustee

Date: December 18, 2009

Cecilia H. Herbert*
Trustee

Date: December 18, 2009

Charles A. Hurty*
Trustee

Date: December 18, 2009

John E. Kerrigan*
Trustee

Date: December 18, 2009

Robert H. Silver*
Trustee

Date: December 18, 2009

Darrell Duffie*
Trustee

Date: December 18, 2009

Robert S. Kapito
Trustee

Date: December 18, 2009

Michael Latham*
President

Date: December 18, 2009

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 18, 2009

*By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: December 18, 2009

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie are incorporated herein by reference to Post-Effective Amendment No. 226, filed April 22, 2009.